Trade and other payables (Tables)	12 Months Ended
Mar. 31, 2025
Trade and other payables [abstract]
Trade And Other Payables
Trade and other payables consist of the following:

	As of March 31,
	2025		2024
Trade payables	Rs.	20,053	Rs.	21,547
Due to creditors for expenses		6,431		4,598
Due to capital creditors		9,039		4,774
	Rs.	35,523	Rs.	30,919